SCHEDULE OF OPERATING REVENUE CLASSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total	$ 6,595,867	$ 5,524,410
Altitude Chambers [Member]
Disaggregation of Revenue [Line Items]
Total
Tuition Based Sports Academies [Member]
Disaggregation of Revenue [Line Items]
Total	6,122,834	5,524,410
Water Systems [Member]
Disaggregation of Revenue [Line Items]
Total	$ 473,033